OTHER ASSETS (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020
OTHER ASSETS
Advance payment to third party companies	$ 0	$ 1,839
Other receivables	770,985	2,053,068
Other Assets	$ 770,985	$ 2,054,907